                                                    ----------------------------
                                                             OMB APPROVAL
                                                    ----------------------------
                                                    OMB Number:        3235-0006
                      UNITED STATES                 Expires:   February 28, 1997
           SECURITIES AND EXCHANGE COMMISSION       Estimated average burden
                 WASHINGTON, D.C. 20549             hours per response.... 24.60
                                                    ----------------------------
                                                             SEC USE ONLY
                        FORM 13F                    ----------------------------

                                                    ----------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

         Report for the Calendar Year or Quarter Ended March 31, 2001.

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               (Please read instructions before preparing form.)
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If amended report check here: / /

CATALYST INVESTMENT MANAGEMENT CO., LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

909 MONTGOMERY STREET, SUITE 102           SAN FRANCISCO       CA         94133
--------------------------------------------------------------------------------
Business Address       (Street)              (City)          (State)       (Zip)


PAUL W. JONES                 415-677-1520        MANAGER
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Name, Phone No., and Title of Person Duly Authorized to Submit this Report.


------------------------------ATTENTION-----------------------------------------
  INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE FEDERAL CRIMINAL
                                  VIOLATIONS.
                   SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of San Francisco and State of California on the 27th day of April, 2001.


                                       CATALYST INVESTMENT MANAGEMENT CO., LLC
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)


                                              /s/ Paul Jones
                                      ------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                                 to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


Name:                                 13F File No.:   Name:                                 13F File No.:
------------------------------------  -------------   ------------------------------------  -------------
1.                                                    6.
------------------------------------  -------------   ------------------------------------  -------------
2.                                                    7.
------------------------------------  -------------   ------------------------------------  -------------
3.                                                    8.
------------------------------------  -------------   ------------------------------------  -------------
4.                                                    9.
------------------------------------  -------------   ------------------------------------  -------------
5.                                                    10.
------------------------------------  -------------   ------------------------------------  -------------

                                                                 SEC 1685 (5/91)
               Copyright (C) 1992. NRS Systems, Inc. (Portions of Software Only)

                            Conifer Securities, LLC
                                    FORM 13F
                                     CIMCO
                                 March 31, 2001


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3 COM CORP                     COM              885535104      858   150000 SH       DEFINED                         150000
ADELPHIA COMMUNICATIONS        COM              006848105     3195    78892 SH       DEFINED                          78892
AGILE SOFTWARE CORP            COM              00846X105      433    39300 SH       DEFINED                          39300
ALZA CORP                      COM              022615108     5265   130000 SH       DEFINED                         130000
AMERICAN EAGLE OUTFITTERS      COM              02553E106      740    25731 SH       DEFINED                          25731
ARIBA                          COM              04033V104      794   100400 SH       DEFINED                         100400
AT & T LIBERTY MEDIA GROUP A   COM              001957208     1536   109686 SH       DEFINED                         109686
AT&T                           COM              001957109     2574   120865 SH       DEFINED                         120865
B.F. GOODRICH COMPANY          COM              382388106     1943    50646 SH       DEFINED                          50646
BAXTER INTL INC CONTINGENT PAY COM              071813109        0    25000 SH       DEFINED                          25000
BERGEN BRUNSWIG CORP           COM              083739102      837    50000 SH       DEFINED                          50000
BIOCHEM PHARMA INC             COM              09058T108     1370    45000 SH       DEFINED                          45000
BLUE WAVE SYSTEMS INC.         COM              086081104      233    38840 SH       DEFINED                          38840
C-CUBE MICROSYSTEMS INC        COM              12501N108      494    40100 SH       DEFINED                          40100
CENTENNIAL TECHNOLOGIES INC    COM              151392206      300    29300 SH       DEFINED                          29300
CENTURA BKS INC                COM              15640T100     2997    60600 SH       DEFINED                          60600
CINTAS CORP                    COM              172908105      991    25140 SH       DEFINED                          25140
CIT GROUP INC                  COM              125577106     3870   134000 SH       DEFINED                         134000
CITADEL COMM CORP              COM              172853202     2144    86194 SH       DEFINED                          86194
COHOES BANCORP INC.            COM              192513109     1574    81000 SH       DEFINED                          81000
CONSTELLATION ENERGY GROUP     COM              210371100     2207    50049 SH       DEFINED                          50049
CROWN CORK & SEAL CO           COM              228255105      298    73700 SH       DEFINED                          73700
DALLAS SEMICONDUCTOR CORP      COM              235204104     2796   107500 SH       DEFINED                         107500
DEERE & CO                     COM              244199105      363    10000 SH       DEFINED                          10000
DEUTSCHE TELEKOM AG            COM              251566105      975    41865 SH       DEFINED                          41865
DONALDSON LUFKIN & JENRETTE    COM              257661108      341    75000 SH       DEFINED                          75000
DOW CHEMICAL CO.               COM              260543103     1351    42800 SH       DEFINED                          42800
DUKE ENERGY CORP               COM              264399585     1362    50000 SH       DEFINED                          50000
DYCOM INDS INC                 COM              267475101     1980   153500 SH       DEFINED                         153500
EFFICIENT NETWORKS INC         COM              282056100     3154   134232 SH       DEFINED                         134232
EL PASO CORPORATION            COM              28336L109     1959    30000 SH       DEFINED                          30000
EMCOR GROUP INC.               COM              29084Q100     7057   230388 SH       DEFINED                         230388
EOG RESOURCES INC              COM              26875P101     1513    36700 SH       DEFINED                          36700
ETHAN ALLEN INTERIORS          COM              297602104      540    16000 SH       DEFINED                          16000
FDX CORP                       COM              31304N107      417    10000 SH       DEFINED                          10000
FEDERAL NAT'L MTGE             COM              313586109     1194    15000 SH       DEFINED                          15000
FRANCHISE FINANCE CP OF AMER   COM              351807102      872    35000 SH       DEFINED                          35000
GENERAL MOTORS CLASS H         COM              370442832      292    15000 SH       DEFINED                          15000
GREATER BAY BANCORP            COM              391648102      320    12700 SH       DEFINED                          12700
HONEYWELL                      COM              438506107     2608    63917 SH       DEFINED                          63917
IBP INC                        COM              449223106      850    51800 SH       DEFINED                          51800
ICN PHARMACEUTICALS INC NEW    COM              448924100     3179   125000 SH       DEFINED                         125000
INTERACT COMMERCE CP           COM              458394107      587    50000 SH       DEFINED                          50000
INTERMEDIA COMMUNICATIONS INC  COM              458801107      915    52650 SH       DEFINED                          52650
KEYSPAN ENERGY                 COM              49337W100     1907    50000 SH       DEFINED                          50000
KOHLS CORP                     COM              500255104     4868    78905 SH       DEFINED                          78905
LAM RESEARCH                   COM              512807108      594    25000 SH       DEFINED                          25000
LANTRONIX INC                  COM              516548104      419    83363 SH       DEFINED                          83363
LENNAR CORP                    COM              526057104     1363    34200 SH       DEFINED                          34200
MASTEC INC                     COM              576323109      859    63600 SH       DEFINED                          63600
MCN ENERGY GROUP INC           COM              55267J100     3353   130925 SH       DEFINED                         130925
MONTANA POWER CO               COM              612085100     1468   102463 SH       DEFINED                         102463
MORRISON HEALTH CARE INC       COM              61841L108     1994    50000 SH       DEFINED                          50000

                            Conifer Securities, LLC
                                    FORM 13F
                                     CIMCO
                                 March 31, 2001


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
NETOPIA INC                    COM              64114K104      431   150000 SH       DEFINED                         150000
NIAGARA MOHAWK HLDGS INC       COM              635520106     1900   112400 SH       DEFINED                         112400
NISOURCE INC                   COM              6547sp105     1457    46825 SH       DEFINED                          46825
NISOURCE INC PREMIUM INCOME EQ COM              65473p303     2900    53367 SH       DEFINED                          53367
ODETICS INC CLASS A            COM              676065204      141    41730 SH       DEFINED                          41730
OWENS-ILLINOIS                 COM              690768403      762    89700 SH       DEFINED                          89700
PAYLESS SHOESOURCE             COM              704379106     1046    16800 SH       DEFINED                          16800
PEGASUS COMMUNICATIONS CORP    COM              705904100      876    38100 SH       DEFINED                          38100
PETROLEUM GEO SVCS             COM              716597109      266    29672 SH       DEFINED                          29672
PINNACLE ENTERTAINMENT INC     COM              723456109     1247   118767 SH       DEFINED                         118767
QUAKER OATS                    COM              747402105     1558    16050 SH       DEFINED                          16050
QUANTA SERVICES INC            COM              74762E102     2504   112200 SH       DEFINED                         112200
RALSTON PURINA CO              COM              751277302     2777    89150 SH       DEFINED                          89150
RGS ENERGY GROUP INC           COM              74956K104     1532    41400 SH       DEFINED                          41400
SEAGATE ESCROW SHARES          COM              811804988        0    56020 SH       DEFINED                          56020
SHIRE PHARMACEUTICALS          COM              82481R106     1470    33600 SH       DEFINED                          33600
SILICON VALLY GROUP INC        COM              827066101     1592    57900 SH       DEFINED                          57900
SILICONIX INC                  COM              827079203      753    24900 SH       DEFINED                          24900
SIMPLE TECHNOLOGY INC          COM              828820100      281    89900 SH       DEFINED                          89900
SMITHFIELD FOODS INC           COM              832248108     2275    70000 SH       DEFINED                          70000
SOFTWARE AG SYSTEMS ESCROW SHA COM                               0   102852 SH       DEFINED                         102852
SOLUTIA INC                    COM              834376105     1337   109600 SH       DEFINED                         109600
SOUTHERN CO.                   COM              842587107    12422   354000 SH       DEFINED                         354000
SPRING INDUSTRIES INC          COM              851783100     2255    52600 SH       DEFINED                          52600
SPRINT INC.                    COM              852061100      822    37375 SH       DEFINED                          37375
TALBOTS INC                    COM              874161102      531    12500 SH       DEFINED                          12500
TARGET CORPORATION             COM              87612E106      363    10000 SH       DEFINED                          10000
TEXACO                         COM              881694103     5206    78400 SH       DEFINED                          78400
TOSCO CORP NEW                 COM              891490302     4652   108800 SH       DEFINED                         108800
ULTRA PETROLEUM CORP           COM              903191409      652   125000 SH       DEFINED                         125000
UNIT CORP                      COM              909218109     1618    97744 SH       DEFINED                          97744
UNITED DOMINION INDS LTD       COM              909914103     1214    57800 SH       DEFINED                          57800
UNITED PAN-EUROPE COMM         COM              911300200     1678   260670 SH       DEFINED                         260670
UNITEDGLOBALCOM INC CL A       COM              913247508     1838   140025 SH       DEFINED                         140025
UTILICORP UTD                  COM              918005109     3382   104501 SH       DEFINED                         104501
VIACOM CLASS B                 COM              925524308     2023    46000 SH       DEFINED                          46000
VOICESTREAM WIRELESS CORP.     COM              928615103     5706    61771 SH       DEFINED                          61771
WILLAMETTE                     COM              969133107     3117    67770 SH       DEFINED                          67770
WILLBROS GROUP                 COM              969199108      568    49600 SH       DEFINED                          49600
WILLIAMS COMMUNICATIONS GROUP  COM              W001990        436    48448 SH       DEFINED                          48448
WISCONSIN CENTRAL              COM              976592105     1430    89725 SH       DEFINED                          89725
WRIGLEY WM JR CO               COM              982526105      922    19104 SH       DEFINED                          19104

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